Securities Act Registration No. 333-61749
                         Investment Company Act File No. 811-08955

                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C.    20549

                           FORM N-2
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
        Pre-Effective Amendment No. 2                        [X]
        Post-Effective Amendment No.                         [ ]
                              and

              REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                [X]
                Amendment No. 2                              [X]

         STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND
                             (Registrant)

                     One South Wacker Drive
                    Chicago, Illinois  60606

                  Telephone number:  800-338-0593

   Heidi J. Walter              Cameron S. Avery
   Stein Roe Institutional      Bell, Boyd & Lloyd
    Floating Rate Income Fund   Three First National Plaza
   One South Wacker Drive       70 West Madison Street, Suite 3300
   Chicago, Illinois 60606      Chicago, Illinois 60602-4207
                        (Agents for service)

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on rule 415 under the
Securities Act of 1933, other than securities offered in
connection with a dividend reinvestment plan, check the following
box.       [x]
                       _________________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                              Proposed  Proposed
Title of          Amount of   Maximum   Maximum
Securities        Shares      Offering  Aggregate   Amount of
Being             Being       Price     Offering    Registration
Registered        Registered  per Unit  Price(1)    Fee(2)
----------------- ----------  --------  ----------- ------------
Common Shares
of Beneficial
Interest          10,000,000   $10.00  $100,000,000    $29,500
----------------------------------------------------------------
(1) Estimated solely for the purpose of calculating the registration fee.
(2) Previously paid.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Registration Statement has also been signed by Stein Roe
Floating Rate Limited Liability Company.

The prospectus and statement of additional information of Stein
Roe Institutional Floating Rate Income Fund are incorporated into this filing by reference to pre-effective amendment No. 1 to Registrant's Registration Statement, file No. 333-61749.

                                PART C

Item 24.  Financial Statements and Exhibits

(1) Financial Statements:

   (a) Financial statements included in Part A of this registration statement:
          None

   (b) Financial statements included in Part B of this registration statement:
          Stein Roe Institutional Floating Rate Income Fund audited financial statements for its initial capitalization dated November 12, 1998

(2) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-2 under the Securities Act of 1933, No. 333-61749. The term "Pre-Effective Amendment" refers to a pre-effective amendment to the Registration Statement.]

    a. Agreement and Declaration of Trust as amended and restated on Nov. 3, 1998. (Exhibit a to Pre-Effective Amendment No. 1.)*

    b. By-laws of Registrant dated August 13, 1998 as amended on Sept. 25, 1998. (Exhibit b to Pre-Effective Amendment No.
       1.)*

    c. None.

    d. None.

    e. None.

    f. None.

    g. Form of Portfolio Management Agreement between Stein Roe
       Floating Rate Limited Liability Company and Stein Roe &
       Farnham Incorporated.  (Exhibit g to Pre-Effective
       Amendment No. 1.)*

    h. Underwriting Agreement between Registrant and Liberty Securities Corporation dated Oct. 15, 1998.
       (Exhibit h to Pre-Effective Amendment No. 1.)*

    i. None.

    j. Form of Custodian Contract between Registrant and State
       Street Bank and Trust Company. (Exhibit j to Pre-Effective Amendment No. 1.)*

    k. (1) Form of Transfer Agency Agreement between Registrant and Liberty Funds Services, Inc. (Exhibit k(1) to Pre-Effective Amendment No. 1.)*
       (2) Form of Accounting and Bookkeeping Agreement between Registrant and Stein Roe & Farnham Incorporated. . (Exhibit K(2) to Pre-Effective Amendment No. 1.)*
       (3) Form of Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated. (Exhibit k(3) to Pre-Effective Amendment No. 1.)*

    l. Opinion and Consent of Bell, Boyd & Lloyd.  (Exhibit 1 to
       Pre-Effective Amendment No. 1.)*

    m. None.

    n. Consent of Ernst & Young LLP.  (Exhibit n to Pre-Effective
       Amendment No. 1.)*

    o. None.

    p. Initial Capital Agreement.

    q. Stein Roe & Farnham Funds Individual Retirement Account
       Plan.
       Stein Roe & Farnham Prototype Paired Defined Contribution
       Plan.  (Exhibit q to Pre-Effective Amendment No. 1.)*

    r. None.
----------
*Incorporated by reference.

Item 25.  Marketing Arrangements

     None.

Item 26.  Other Expenses of Issuance and Distribution

     Registration Fees                     $29,500
     National Association of Securities
        Dealers, Inc. Fees                  10,500*
     State Fees                             41,000**
     Printing Fees                          20,000
     Rating Agency Fees                          0
     Legal and Accounting Fees            $170,000**
     ____________
     *The Registrant's investment adviser has paid these fees in lieu of the Registrant.
    **Estimated fees.

Item 27.  Persons Controlled By or Under Common Control with
Registrant

     The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. The information in the Statement of Additional Information under the captions "Management," "Investment Advisory Services" and "Transfer Agent" is incorporated by reference.

Item 28.  Number of Holders of Securities

     Title of Class              Number of Record Holders
   ---------------------------   ------------------------
   Stein Roe Institutional
     Floating Rate Income Fund                1

Item 29.  Indemnification

     Article Eight of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

     Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Eight shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Unless otherwise permitted under the 1940 Act,

     (i) Article Eight does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Eight unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are not "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Any approval of indemnification pursuant to Article Eight does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Eight as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article Eight also provides that its indemnification provisions are not exclusive.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premium for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

     Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers, and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

     Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

Item 30.  Business and Other Connections of Investment Adviser

     The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

     For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the Statement of Additional Information (part B) entitled "Investment Advisory Services."

     Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant and other investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Executive V-P;
                                                    Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President         Treasurer
Thomas W. Butch       President
Kevin M. Carome       Vice-President; Asst. Secretary
E. Bruce Dunn                                       Vice President
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
Steven M. Salopek     Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Asst. Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Asst. Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

Item. 31.  Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 32.  Management Services

     None.

Item 33.  Undertakings

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if: (a) subsequent to the effective date of the Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Not applicable.

3.  Not applicable.

4.  The Registrant undertakes:
    a. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:
       (1) To include any prospectus required by Section 10(a)(3) of the 1933 Act;
       (2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and
       (3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.
    b. That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and
    c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.
    d. To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

5.  Not applicable

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on the 20th day of November, 1998.

                                  STEIN ROE INSTITUTIONAL FLOATING
                                    RATE INCOME FUND

                                  By: THOMAS W. BUTCH
                                      Thomas W. Butch, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------
THOMAS W. BUTCH             President and Trustee   Nov. 20, 1998
Thomas W. Butch
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President   Nov. 20, 1998
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller              Nov. 20, 1998
Sharon R. Robertson
Principal Accounting Officer

JOHN A. BACON JR.           Trustee                 Nov. 20, 1998
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee                 Nov. 20, 1998
William W. Boyd

LINDSAY COOK                Trustee                 Nov. 20, 1998
Lindsay Cook

DOUGLAS A. HACKER           Trustee                 Nov. 20, 1998
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                 Nov. 20, 1998
Janet Langford Kelly

CHARLES R. NELSON           Trustee                 Nov. 20, 1998
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                 Nov. 20, 1998
Thomas C. Theobald

*This Registration Statement has also been signed by the above persons in their capacities as managers and officers of Stein Roe
Floating Rate Limited Liability Company.

                 Index of Exhibits Filed with this Amendment

Exhibit
Number    Exhibit
--------   ------------------------------------------------------

p.        Initial Capital Agreement